CAPITAL AND RESERVES - Outstanding and exercisable (Details)	Dec. 31, 2018 CAD ($) Options Y	Dec. 31, 2017 Options	Dec. 31, 2016 Options
Exercise prices of outstanding share options
Outstanding (in Options) | Options	4,562,919	6,454,327	7,524,727
Outstanding weighted expiration (in years) | Y	2.60
Exercisable (in options) | Options	3,293,682
Exercisable weighted average exercise price (in dollar per options)	$ 8.59
$5.85 - $7.99
Exercise prices of outstanding share options
Outstanding (in Options) | Options	1,647,075
Outstanding weighted expiration (in years) | Y	1.58
Exercisable (in options) | Options	1,647,075
Exercisable weighted average exercise price (in dollar per options)	$ 7.04
$8.00 - $9.99
Exercise prices of outstanding share options
Outstanding (in Options) | Options	1,615,469
Outstanding weighted expiration (in years) | Y	2.65
Exercisable (in options) | Options	1,214,877
Exercisable weighted average exercise price (in dollar per options)	$ 9.20
$10.00 - $11.99
Exercise prices of outstanding share options
Outstanding (in Options) | Options	130,000
Outstanding weighted expiration (in years) | Y	3.13
Exercisable (in options) | Options	77,200
Exercisable weighted average exercise price (in dollar per options)	$ 10.73
$12.00 - $13.99
Exercise prices of outstanding share options
Outstanding (in Options) | Options	1,135,375
Outstanding weighted expiration (in years) | Y	3.94
Exercisable (in options) | Options	319,530
Exercisable weighted average exercise price (in dollar per options)	$ 13.04
$14.00 - $15.99
Exercise prices of outstanding share options
Outstanding (in Options) | Options	35,000
Outstanding weighted expiration (in years) | Y	2.61
Exercisable (in options) | Options	35,000
Exercisable weighted average exercise price (in dollar per options)	$ 15.17
Minimum | $5.85 - $7.99
Exercise prices of outstanding share options
Exercise prices	5.85
Minimum | $8.00 - $9.99
Exercise prices of outstanding share options
Exercise prices	8.00
Minimum | $10.00 - $11.99
Exercise prices of outstanding share options
Exercise prices	10.00
Minimum | $12.00 - $13.99
Exercise prices of outstanding share options
Exercise prices	12.00
Minimum | $14.00 - $15.99
Exercise prices of outstanding share options
Exercise prices	14.00
Maximum | $5.85 - $7.99
Exercise prices of outstanding share options
Exercise prices	7.99
Maximum | $8.00 - $9.99
Exercise prices of outstanding share options
Exercise prices	9.99
Maximum | $10.00 - $11.99
Exercise prices of outstanding share options
Exercise prices	11.99
Maximum | $12.00 - $13.99
Exercise prices of outstanding share options
Exercise prices	13.99
Maximum | $14.00 - $15.99
Exercise prices of outstanding share options
Exercise prices	$ 15.99